Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		₨ 1	₨ 92,016
OCI gratuity		2	1,815
Total deferred tax asset	$ 211	15,398	93,831
Total deferred tax liability	$ (197)	(14,413)	(37,645)
Net deferred tax asset		985	56,186
Property plant and equipment intangible assets and ROU assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		5,635	12,673
Total deferred tax liability		(14,413)	(37,645)
Net deferred tax asset		(8,778)	(24,973)
Trade and other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		4,656	54,379
Net deferred tax asset		4,656	54,379
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		1,618	9,393
Net deferred tax asset		1,618	9,394
Provision For Expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		1,459	15,571
Net deferred tax asset		₨ 1,459	₨ 15,571